Shareholder Report, Holdings (Details) - Capital Group Growth ETF	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%

[1]	Less than 0.01%.